UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23487

ActiveShares ETF Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	September 30, 2022

CLEARBRIDGE

FOCUS VALUE

ESG ETF

CFCV

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Focus Value ESG ETF for the six-month reporting period ended September 30, 2022. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

The Fund’s Board of Trustees recently approved a change in the Fund’s structure from a “non-transparent” or “semi-transparent” ETF, which does not publicly disclose its portfolio holdings on a daily basis, to a “transparent” ETF that will disclose its portfolio holdings daily and operate in reliance on Rule 6c 11 under the Investment Company Act of 1940, as amended, effective on or about December 16, 2022 (the “Effective Date”). In addition, in connection with the change in the Fund’s structure, the Fund will no longer operate in reliance on an exemptive order from the U.S. Securities and Exchange Commission (the “Order”). The Order permitted the Fund to operate without publicly disclosing its portfolio holdings daily, but limited the types of investments the Fund was permitted to hold to those listed in the Fund’s application for the Order, including limiting the Fund’s investments to only those that are U.S. exchange-traded instruments as well as cash and cash equivalents. Because the Fund will no longer operate in reliance on the Order, the Board approved corresponding changes to the Fund’s principal investment strategies, including its 80% investment policy, to remove references to the terms, requirements and limitations of the Order, as applicable. Therefore, effective on the Effective Date, the Fund’s 80% investment policy is revised as follows: Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities, or other investments with similar economic characteristics, of companies with large market capitalizations and which meet its financial and environmental, social and governance criteria. In connection with the changes described

II	ClearBridge Focus Value ESG ETF

above, the Fund will implement corresponding changes to its principal investment strategies and risks. Additional information regarding the Fund’s principal investment strategies and risks will be provided to shareholders on or around the Effective Date indicated above. The Fund’s investment objective, fees and expenses will not change as a result of the changes to the Fund’s structure and principal investment strategies described above. For more information, please see the Fund’s prospectus.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Patrick O’Connor

President and Chief Executive Officer - Investment Management President

October 31, 2022

ClearBridge Focus Value ESG ETF	III

Performance review

Performance review

For the six months ended September 30, 2022, ClearBridge Focus Value ESG ETF generated a -19.22% return on a net asset value (“NAV”)i basis and -19.30% based on its market priceii per share.

The performance table shows the Fund’s total return for the six months ended

September 30, 2022 based on its NAV and market price as of September 30, 2022. The Fund’s broad-based market index, the Russell 1000 Value Indexiii, returned -17.14% over the same time frame. The Lipper Large-Cap Value Funds Category Averageiv returned -16.81% for the same period. Please note that Lipper performance returns are based on each fund’s NAV.

Performance Snapshot as of September 30, 2022 (unaudited)
	6 months
ClearBridge Focus Value ESG ETF:
$27.33 (NAV)	-19.22	%*†
$27.35 (Market Price)	-19.30	%*‡
Russell 1000 Value Index	-17.14%
Lipper Large-Cap Value Funds Category Average	-16.81%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.franklintempleton.com.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Market price returns shown are typically based upon the official closing price of the Fund’s shares. These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.franklintempleton.com.

As of the Fund’s current prospectus dated July 29, 2022, the gross total annual fund operating expense ratio for the Fund was 0.49%.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, at market price, which typically is based upon the official closing price of the Fund’s shares.

IV	ClearBridge Focus Value ESG ETF

Looking for additional information?

The Fund’s daily NAV is available on-line at www.franklintempleton.com. The Fund is traded under the symbol “CFCV” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Patrick O’Connor

President and Chief Executive Officer - Investment Management President

October 31, 2022

RISKS: The Fund is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. The Fund does not. This may create additional risks for your investment. For example, you may have to pay more money to trade the Fund’s shares. The Fund will provide less information to traders, who tend to charge more for trades when they have less information. Also, the price you pay to buy Fund shares on an exchange may not match the value of the Fund’s portfolio. The same is true when you sell shares. These price differences may be greater for the Fund compared to other ETFs because it provides less information to traders. These additional risks may be even greater in bad or uncertain market conditions. The differences between the Fund and other ETFs may also have advantages. By keeping certain information about the Fund secret, the Fund may face less risk that other traders can predict or copy its investment strategy. This may improve the Fund’s performance. If other traders are able to copy or predict the Fund’s investment strategy, however, this may hurt the Fund’s performance. For additional information regarding the unique attributes and risks of the Fund, see “Notes to financial statements -Organization and significant accounting policies” in this Report and “Principal risks” section in the Fund’s Prospectus.

Investments in common stocks are subject to market and price fluctuations. Large capitalization companies may fall out of favor with investors based on market and economic conditions. Foreign investments are subject to special risks, including currency fluctuations and political, social, and economic uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. The manager’s investment style may become out of favor and/or the manager’s selection process may prove incorrect, which may have a negative impact on the Fund’s performance. Value stocks may underperform the overall equity market, while the market concentrates on growth stocks. The Fund’s environmental, social and governance (“ESG”) investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, may underperform funds that are not subject to such criteria. The Fund’s ESG investment strategy may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or

ClearBridge Focus Value ESG ETF	V

Performance review (cont’d)

forgoing opportunities to investing securities that might otherwise be advantageous to buy. The Fund may also underperform other funds screened for different ESG standards. In addition, the subadviser may be unsuccessful in creating a portfolio composed of companies that exhibit positive ESG characteristics.

Active management and diversification do not ensure gains or protect against market declines. Distributions are not guaranteed and are subject to change. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Net Asset Value (NAV) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

ii	Market price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market price may differ from the Fund’s NAV.

iii

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

iv

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended September 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 363 funds in the Fund’s Lipper category.

VI	ClearBridge Focus Value ESG ETF

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of September 30, 2022 and March 31, 2022. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Focus Value ESG ETF 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on April 1, 2022 and held for the six months ended September 30, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
-19.22%	$1,000.00	$807.80	0.49%	$2.22	5.00%	$1,000.00	$1,022.61	0.49%	$2.48

[1]	For the six months ended September 30, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

2	ClearBridge Focus Value ESG ETF 2022 Semi-Annual Report

Schedule of investments (unaudited)

September 30, 2022

ClearBridge Focus Value ESG ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 94.3%
Communication Services — 6.6%
Interactive Media & Services — 2.2%
Alphabet Inc., Class A Shares	700	$66,955	*
Media — 4.4%
Charter Communications Inc., Class A Shares	173	52,480	*
Comcast Corp., Class A Shares	1,570	46,048
DISH Network Corp., Class A Shares	2,783	38,489	*
Total Media		137,017
Total Communication Services		203,972
Consumer Discretionary — 2.0%
Specialty Retail — 2.0%
Home Depot Inc.	226	62,362
Consumer Staples — 0.9%
Personal Products — 0.9%
Haleon PLC, ADR	4,734	28,830	*
Energy — 3.1%
Oil, Gas & Consumable Fuels — 3.1%
TC Energy Corp.	2,407	96,978
Financials — 20.8%
Banks — 7.7%
Bank of America Corp.	3,986	120,377
JPMorgan Chase & Co.	1,153	120,489
Total Banks		240,866
Capital Markets — 2.6%
Charles Schwab Corp.	1,115	80,135
Consumer Finance — 2.9%
American Express Co.	669	90,255
Diversified Financial Services — 3.6%
Berkshire Hathaway Inc., Class B Shares	421	112,415	*
Insurance — 4.0%
Marsh & McLennan Cos. Inc.	386	57,626
Progressive Corp.	561	65,194
Total Insurance		122,820
Total Financials		646,491
Health Care — 13.7%
Biotechnology — 2.1%
Amgen Inc.	292	65,817
Health Care Equipment & Supplies — 2.1%
Becton Dickinson and Co.	284	63,284

See Notes to Financial Statements.

ClearBridge Focus Value ESG ETF 2022 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

September 30, 2022

ClearBridge Focus Value ESG ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Health Care Providers & Services — 6.1%
UnitedHealth Group Inc.	378	$190,905
Pharmaceuticals — 3.4%
Johnson & Johnson	647	105,694
Total Health Care		425,700
Industrials — 16.0%
Air Freight & Logistics — 2.3%
United Parcel Service Inc., Class B Shares	441	71,239
Electrical Equipment — 1.5%
Vertiv Holdings Co.	4,882	47,453
Industrial Conglomerates — 1.5%
Honeywell International Inc.	289	48,254
Machinery — 10.7%
Deere & Co.	539	179,967
Illinois Tool Works Inc.	442	79,847
Otis Worldwide Corp.	1,143	72,924
Total Machinery		332,738
Total Industrials		499,684
Information Technology — 15.4%
Communications Equipment — 5.8%
Cisco Systems Inc.	2,229	89,160
Motorola Solutions Inc.	404	90,484
Total Communications Equipment		179,644
Electronic Equipment, Instruments & Components — 3.6%
TE Connectivity Ltd.	1,026	113,229
IT Services — 2.7%
Visa Inc., Class A Shares	471	83,673
Semiconductors & Semiconductor Equipment — 2.2%
Intel Corp.	1,629	41,979
QUALCOMM Inc.	224	25,308
Total Semiconductors & Semiconductor Equipment		67,287
Software — 1.1%
Microsoft Corp.	155	36,100
Total Information Technology		479,933
Materials — 6.7%
Chemicals — 4.8%
Air Products & Chemicals Inc.	367	85,412
PPG Industries Inc.	574	63,536
Total Chemicals		148,948

See Notes to Financial Statements.

4	ClearBridge Focus Value ESG ETF 2022 Semi-Annual Report

ClearBridge Focus Value ESG ETF

(Percentages shown based on Fund net assets)

Security		Shares	Value
Construction Materials — 1.9%
Martin Marietta Materials Inc.		183	$58,942
Total Materials			207,890
Real Estate — 2.1%
Equity Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.		310	66,557
Utilities — 7.0%
Electric Utilities — 1.9%
Edison International		1,053	59,579
Multi-Utilities — 5.1%
Sempra Energy		1,057	158,486
Total Utilities			218,065
Total Investments before Short-Term Investments (Cost — $2,867,526)			2,936,462

	Rate
Short-Term Investments — 5.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost — $174,982)	2.482%	174,982	174,982
Total Investments — 99.9% (Cost — $3,042,508)			3,111,444
Other Assets in Excess of Liabilities — 0.1%			4,251
Total Net Assets — 100.0%			$3,115,695

*	Non-income producing security.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

See Notes to Financial Statements.

ClearBridge Focus Value ESG ETF 2022 Semi-Annual Report	5

Statement of assets and liabilities (unaudited)

September 30, 2022

Assets:
Investments, at value (Cost — $3,042,508)	$3,111,444
Dividends and interest receivable	5,616
Total Assets	3,117,060

Liabilities:
Investment management fee payable	1,365
Total Liabilities	1,365
Total Net Assets	$3,115,695

Net Assets:
Par value (Note 5)	$1
Paid-in capital in excess of par value	3,028,809
Total distributable earnings (loss)	86,885
Total Net Assets	$3,115,695

Shares Outstanding	114,000

Net Asset Value	$27.33

See Notes to Financial Statements.

6	ClearBridge Focus Value ESG ETF 2022 Semi-Annual Report

Statements of operations (unaudited)

For the Period Ended September 30, 2022

Investment Income:
Dividends	$33,447
Less: Foreign taxes withheld	(663)
Total Investment Income	32,784

Expenses:
Investment management fee (Note 2)	8,659
Total Expenses	8,659
Net Investment Income	24,125

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Loss From:
Investment transactions	(23,201)
Foreign currency transactions	(36)
Net Realized Loss	(23,237)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(746,410)
Foreign currencies	2
Change in Net Unrealized Appreciation (Depreciation)	(746,408)
Net Loss on Investments and Foreign Currency Transactions	(769,645)
Decrease in Net Assets From Operations	$(745,520)

See Notes to Financial Statements.

ClearBridge Focus Value ESG ETF 2022 Semi-Annual Report	7

Statements of changes in net assets

For the Six Months Ended September 30, 2022 (unaudited), the Period Ended March 31, 2022 and the Year Ended September 30, 2021	2022	2022†	2021

Operations:
Net investment income	$24,125	$20,730	$41,185
Net realized gain (loss)	(23,237)	148,441	139,260
Change in net unrealized appreciation (depreciation)	(746,408)	(29,722)	659,601
Increase (Decrease) in Net Assets From Operations	(745,520)	139,449	840,046

Distributions to Shareholders From (Note 1):
Total distributable earnings	(24,777)	(162,240)	(71,105)
Decrease in Net Assets From Distributions to Shareholders	(24,777)	(162,240)	(71,105)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (0, 10,000 and 10,000 shares issued, respectively)	—	339,116	352,247
Cost of shares repurchased (0, 10,000 and 0 shares repurchased, respectively)	—	(368,364)	—
Increase (Decrease) in Net Assets From Fund Share Transactions	—	(29,248)	352,247
Increase (Decrease) in Net Assets	(770,297)	(52,039)	1,121,188

Net Assets:
Beginning of period	3,885,992	3,938,031	2,816,843
End of period	$3,115,695	$3,885,992	$3,938,031

†	For the period October 1, 2021 through March 31, 2022.

See Notes to Financial Statements.

8	ClearBridge Focus Value ESG ETF 2022 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2022[1,2]	2022[1,3]	2021[1,4]	2020[1,5]

Net asset value, beginning of period	$34.09	$34.54	$27.09	$24.99

Income (loss) from operations:
Net investment income	0.21	0.19	0.38	0.15
Net realized and unrealized gain (loss)	(6.75)	0.91	7.74	2.06
Total income (loss) from operations	(6.54)	1.10	8.12	2.21

Less distributions from:
Net investment income	(0.22)	(0.19)	(0.38)	(0.11)
Net realized gains	—	(1.36)	(0.29)	—
Total distributions	(0.22)	(1.55)	(0.67)	(0.11)

Net asset value, end of period	$27.33	$34.09	$34.54	$27.09
Total return, based on NAV[6]	(19.22)%	3.01%	30.22%	8.87%

Net assets, end of period (000s)	$3,116	$3,886	$3,938	$2,817

Ratios to average net assets:
Gross expenses	0.49%[7]	0.49%[7]	0.49%	0.49%[7]
Net expenses	0.49 [7]	0.49 [7]	0.49	0.49 [7]
Net investment income	1.37 [7]	1.07 [7]	1.17	1.65 [7]

Portfolio turnover rate[8]	3%	7%	21%	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2022 (unaudited).

[3]	For the period October 1, 2021 through March 31, 2022.

[4]	For the year ended September 30.

[5]	For the period May 27, 2020 (inception date) to September 30, 2020.

[6]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

ClearBridge Focus Value ESG ETF 2022 Semi-Annual Report	9

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Focus Value ESG ETF (the “Fund”) is a separate diversified investment series of ActiveShares® ETF Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. Unlike most actively managed ETFs, the Fund does not provide daily disclosure of its portfolio holdings. Instead, the Fund provides a verified intra-day indicative value (“VIIV”), calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund’s shares trading at or close to the underlying NAV per share of the Fund. Additionally, due to the non-disclosure of daily holdings, the Fund’s creation and redemption process will be facilitated by certain broker-dealers (“Authorized Participant Representatives”) that have entered into confidentiality arrangements with the Fund and that serve as agents for the Authorized Participants transacting with the Fund.

Shares of the Fund are listed and traded at market prices on Cboe BZX Exchange, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. In addition, because the Fund’s shares trade on the basis of a published VIIV, they may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). In order to maintain confidentiality of the Fund’s holdings, Authorized Participants are unable to view Fund holdings. However, to facilitate the creation and redemption of Fund shares in-kind, the Authorized Participant Representatives are able to view Fund holdings. In order to create or redeem Fund shares, Authorized Participants must use an Authorized Participant Representative as an agent. To avoid unfair advantages, an Authorized Participant Representative cannot create or redeem shares directly with the Fund for its own account.

The Fund seeks long-term capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and

10	ClearBridge Focus Value ESG ETF 2022 Semi-Annual Report

assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies

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Notes to financial statements (unaudited) (cont’d)

include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

12	ClearBridge Focus Value ESG ETF 2022 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,936,462	—	—	$2,936,462
Short-Term Investments†	174,982	—	—	174,982
Total Investments	$3,111,444	—	—	$3,111,444

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions,

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Notes to financial statements (unaudited) (cont’d)

expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(f) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

14	ClearBridge Focus Value ESG ETF 2022 Semi-Annual Report

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.49% of the Fund’s average daily net assets. Pursuant to the Management Agreement, LMPFA is responsible for substantially all expenses of the Fund and, subject to the general supervision of the Board, provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements), under what is essentially an all-in fee or a unitary fee structure. LMPFA is not responsible for, and the Fund bears, the investment management fee and certain other fees and expenses, including taxes, any future 12b-1 fees, acquired fund fees and expenses and extraordinary expenses (such as litigation and indemnification expenses), all of which may vary and will affect the total level of expenses paid by the Fund.

LMPFA delegates to ClearBridge the day-to-day portfolio management of the Fund, except for any portion of the Fund’s cash and short-term instruments that is allocated to Western Asset. As compensation for its subadvisory services, LMPFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

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Notes to financial statements (unaudited) (cont’d)

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

As of September 30, 2022, Franklin Resources and its affiliates owned 48% of the Fund

3. Investments

During the six months ended September 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$114,539
Sales	120,435

During the six months ended September 30, 2022, there were no in-kind transactions (Note 5).

At September 30, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$3,042,508	$380,129	$(311,193)	$68,936

4. Derivative instruments and hedging activities

During the six months ended September 30, 2022, the Fund did not invest in derivative instruments.

5. Fund share transactions

At September 30, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 10,000 shares of the Fund constitute a Creation Unit. Such transactions are made principally on an in-kind basis and under some circumstances partially on a cash basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations

16	ClearBridge Focus Value ESG ETF 2022 Semi-Annual Report

and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

6. Geopolitical risk

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

7. Recent accounting pronouncements

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.

***

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

8. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact

ClearBridge Focus Value ESG ETF 2022 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

9. Subsequent events

The Fund’s Board of Trustees approved a change in the fund’s structure from a “nontransparent” or “semitransparent” ETF, which does not publicly disclose its portfolio holdings on a daily basis, to a “transparent” ETF that will disclose its portfolio holdings daily and operate in reliance on Rule 6c-11 under the Investment Company Act of 1940, as amended, effective on or about December 16, 2022 (the “Effective Date”). In connection with this change, the fund will implement corresponding changes to its principal investment strategies and risks. Additional information regarding the fund’s principal investment strategies and risks will be provided to shareholders on or around the Effective Date indicated above. The Fund’s investment objective, fees and expenses will not change as a result of the changes to the Fund’s structure and principal investment strategies as described above.

18	ClearBridge Focus Value ESG ETF 2022 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At a meeting held on May 25, 2022 (Meeting), the Board of Trustees (Board) of the Active Shares ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of (i) the investment management agreement between Legg Mason Partners Fund Advisor, LLC (LMPFA) and the Trust, on behalf of the Fund; (ii) the investment sub-advisory agreement between LMPFA and ClearBridge Investments, LLC (ClearBridge), an affiliate of LMPFA, on behalf of the Fund; and (iii) the investment sub-advisory agreement between LMPFA and Western Asset Management Company, LLC (Western Asset LLC), an affiliate of LMPFA, on behalf of the Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. LMPFA, ClearBridge and Western Asset LLC are each referred to herein as a Manager.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and subsequently, requested additional information from management that the Independent Trustees reviewed and considered at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

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Board approval of management and subadvisory agreements (unaudited) (cont’d)

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of the Legg Mason family of funds into the Franklin Templeton (FT) family of funds and developing strategies to address areas of heightened concern in the registered fund industry, including various regulatory initiatives and recent geopolitical concerns.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to being a global leader in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and governance and climate control initiatives.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board reviewed and considered the performance results of the Fund for various time periods ended February 28, 2022. The Board considered the performance returns for the Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with management about the performance of the Fund to date, particularly as compared to peers,

20	ClearBridge Focus Value ESG ETF

the importance of performance to asset growth and growth of market share, and the performance of the Fund in periods of volatility. In addition, the Board acknowledged information provided regarding management’s strategy behind the overall product line up, the sources of asset growth, the nature of management’s research, potential use of innovative data and technology, and investments in marketing and distribution. Finally, the Board noted management’s high level of client engagement and the strength of its compliance program. A summary of the Fund’s performance results is below.

The Performance Universe for the Fund included the Fund and all retail and institutional large-cap value funds and exchange-traded funds. The Fund commenced operations on May 27, 2020, and thus has been in operation for less than three years. The Board noted that the Fund’s annualized total return for the one-year period was below the median of its Performance Universe. The Board concluded that, given the Fund’s short operating history, the Board would need additional time to evaluate the performance of the Fund.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s actual total expense ratio, noting that the Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, one large-cap growth fund and four large-cap core funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board further noted that the Fund has implemented a unified management fee (Unified Fee) and that pursuant to the Unified Fee arrangement the Manager pays for all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee. The Board also noted that each of ClearBridge and Western Asset LLC is paid by LMPFA out of the Unified Fee LMPFA

ClearBridge Focus Value ESG ETF	21

Board approval of management and subadvisory agreements (unaudited) (cont’d)

receives from the Fund and that the allocation of the fee between LMPFA and each of ClearBridge and Western Asset LLC reflected the services provided by each to the Fund. After consideration of the above, the Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to each of ClearBridge and Western Asset LLC are reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2021, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures but, over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

22	ClearBridge Focus Value ESG ETF

Economies of Scale

The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that the Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of LMPFA’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that the Fund will generate significant, if any, profit for LMPFA and/or its affiliates for some time. The Board also considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that, as of December 31, 2021, the Fund’s net assets were approximately $3.7 million. The Board recognized that there would not likely be any economies of scale until the Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

ClearBridge Focus Value ESG ETF	23

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP for the Franklin Templeton and Legg Mason Funds is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

24	ClearBridge Focus Value ESG ETF

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in May 2022, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2021. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

ClearBridge Focus Value ESG ETF	25

ClearBridge

Focus Value ESG ETF

Trustees

Rohit Bhagat

Deborah D. McWhinney

Anantha K. Pradeep

Jennifer M. Johnson

Chair

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Custodian

The Bank of New York Mellon

Transfer agent

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge Focus Value ESG ETF

The Fund is a separate investment series of Activeshares® ETF Trust, a Maryland statutory trust.

ClearBridge Focus Value ESG ETF

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Focus Value ESG ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

CBAX638516 11/22 SR22-4535

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

ActiveShares ETF Trust

By:	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer

Date:	November 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer

Date:	November 23, 2022

By:	/s/ Vivek Pai
Vivek Pai
Principal Financial Officer

Date:	November 23, 2022